11. Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of option activity
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - September 30, 2015	1,500,996	$7,359	$0.33
Granted	1,024,400	$19,677	1.00	102 months
Exercised	–	–	–	–
Canceled or expired	325,050	$4,907	0.33	–
Outstanding - September 30, 2016	2,200,346	$22,129	0.64	101 months
Granted	32,000	$11,532	1.94	114 months
Exercised	–	–
Canceled or expired	–	–
Outstanding - December 31, 2016	2,232,346	$33,661

Exercisable - December 31, 2016	2,200,346		0.64	97 months

Granted	37,600	$–	1.19	116 months
Exercised	–	–	–
Canceled or expired	–	–	–
Outstanding - March 31, 2017	2,269,946	$–

Exercisable - March 31, 2017	2,215,379		0.64	100 months

Granted	19,800	$–	1.19	116 months
Exercised	–	–	–
Canceled or expired	37,600	–	1.19
Outstanding - June 30, 2017	2,252,146	$–

Exercisable - June 30, 2017	2,215,171		0.65	100 months

	2016				2015
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - beginning of year	1,500,996	$7,359	$0.33		–		$–	–
Granted	1,024,400	$19,677	1.00	111 months	1,520,196	$7,649	0.33	119 months
Exercised	–		–	–	–		–	–
Canceled or expired	325,050	$4,907	0.33	–	19,200	$290	0.33	–
Outstanding - end of year	2,200,346	$22,129	0.64	109 months	1,500,996		0.33	119 months

Exercisable - end of year	2,200,346		0.64	109 months	–		–	–